Financial Risk Management - Schedule of Financial Instruments (Details) (20-F) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Financial assets	$ 3,003,963	$ 5,791,923
Financial liabilities	1,005,308	945,130
Cash at Bank / on Hand [Member]
Statement Line Items [Line Items]
Financial assets	2,131,741	5,487,035
Trade and Other Receivables [Member]
Statement Line Items [Line Items]
Financial assets	818,766	301,383
Performance Bond and Deposits [Member]
Statement Line Items [Line Items]
Financial assets	53,456	3,505
Trade and Other Payables [Member]
Statement Line Items [Line Items]
Financial liabilities	$ 1,005,308	$ 945,130